Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Columbia Floating Rate Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	4.08%	5.53%	4.00%
Columbia Floating Rate Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	5.55%	5.40%	3.55%
Columbia Floating Rate Fund - Institutional Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	7.61%	6.48%	4.58%
Columbia Floating Rate Fund - Institutional 2 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Average Annual Return, Percent	7.65%	6.50%	4.63%
Columbia Floating Rate Fund - Institutional 3 Class [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	7.69%	6.56%	4.67%
Without Sales Load [Member] | Columbia Floating Rate Fund - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	7.31%	6.18%	4.32%
Without Sales Load [Member] | Columbia Floating Rate Fund - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	6.55%	5.40%	3.55%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.38%	(1.07%)	1.66%
S&P UBS Leveraged Loan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Average Annual Return, Percent	7.60%	7.17%	5.22%